Inventories	12 Months Ended
Mar. 31, 2012
Inventories [Abstract]
Inventories
4.	Inventories:

Inventories are summarized as follows:

	As of
	March 31, 2012	March 26, 2011
	(In thousands)
Raw materials	$5,134	$4,420
Work in progress	1,233	655
Retail inventories and manufactured finished goods	137,108	136,768

	$143,475	$141,843

Continuity of the obsolescence reserve for inventory is as follows (in thousands):

Balance March 28, 2009	$2,978
Additional charges	2,625
Deductions	(713)

Balance March 27, 2010	4,890
Additional charges	1,535
Deductions	(1,339)

Balance March 26, 2011	5,086
Additional charges	2,462
Deductions	(2,868)

Balance March 31, 2012	$4,680